Subsequent events (Details) ¥ in Millions, $ in Millions, $ in Millions					4 Months Ended	12 Months Ended				25 Months Ended
	Mar. 11, 2022 CNY (¥)	Dec. 31, 2021 USD ($) LeadArranger	Sep. 01, 2021 HKD ($)	Mar. 22, 2021 USD ($)	Apr. 28, 2022 USD ($) shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2017 USD ($)	Apr. 28, 2022 USD ($) shares	Apr. 28, 2022 HKD ($)	Apr. 01, 2022	Mar. 28, 2022 USD ($)	Mar. 25, 2022 USD ($) shares	Mar. 25, 2022 HKD ($) shares	Mar. 01, 2022	Feb. 28, 2022
Subsequent events
Shares repurchased during the year | ¥						¥ 5,246	¥ 312	¥ 131
Percentage over variable rate basis									1.15%
Acquisition of CNLP
Subsequent events
Business Acquisition, Percentage of Voting Interests Acquired			37.02%
Percentage of equity interest acquired			26.38%
Payment to acquire remaining equity interest			$ 3,990
Percentage of issued and outstanding shares																80.00%
Dada Group
Subsequent events
Investment under the share purchase agreement				$ 800
Sale of ordinary shares, equity method investment				$ 546
Noncontrolling Interest, Ownership Percentage by Parent		46.00%
Jingdong Century
Subsequent events
Non controlling interest ownership percentage		100.00%
Jingdong Century | Dada Group
Subsequent events
Non controlling interest ownership percentage																	52.00%
Term and Revolving Credit Facilities
Subsequent events
Maximum borrowing capacity under facilities		$ 2,000							$ 1,000
Term (in years)		5 years							5 years
Number of lead arrangers | LeadArranger		5
Term and Revolving Credit Facilities | London Interbank Offered Rate (LIBOR) [Member]
Subsequent events
Percentage over variable rate basis						0.85%
Subsequent event | Deppon Holdco
Subsequent events
Business Acquisition, Percentage of Voting Interests Acquired	99.99%
Business Combination, Consideration Transferred | ¥	¥ 9,000
Subsequent event | Deppon Logistics Co., Ltd
Subsequent events
Business Acquisition, Percentage of Voting Interests Acquired	66.50%
Subsequent event | CNLP [Member]
Subsequent events
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned											$ 13,000
Subsequent event | JDL Placement [Member]
Subsequent events
Number of shares agreed to issue,Shares | shares														150,500,000	150,500,000
Total purchase price															$ 3,102
Subsequent event | JD Subscription [Member]
Subsequent events
Number of shares agreed to issue,Shares | shares														261,400,000	261,400,000
Total purchase price														$ 692
Subsequent event | American Depositary Share [Member]
Subsequent events
Shares repurchased during the year (in ADS shares) | shares					5,010,203					16,416,400
Shares repurchased during the year					$ 286					$ 1,137
Subsequent event | JDL Financing
Subsequent events
Noncontrolling Interest, Ownership Percentage by Parent												63.50%
Subsequent event | Jd Property [Member] | Series B Preferred Stock [Member] | Non Redeemable Series B Preferred Stock Agreement [Member]
Subsequent events
Preferred stock value issued but not subscribed													$ 800